Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Jan. 29, 2024 USD ($)	Dec. 01, 2024 USD ($)	Nov. 30, 2025 USD ($) $ / shares	Dec. 01, 2024 USD ($) $ / shares	Nov. 26, 2023 USD ($) $ / shares	Nov. 27, 2022 USD ($) $ / shares	Nov. 28, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below.

	SUMMARY				AVERAGE	AVERAGE	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(4)
YEAR (a)	COMPENSATION TABLE TOTAL FOR MR. BERGH(1) ($) (b)	SUMMARY COMPENSATION TABLE TOTAL FOR MS. GASS(1) ($) (c)	COMPENSATION ACTUALLY PAID TO MR. BERGH(1)(2)(3) ($) (d)	COMPENSATION ACTUALLY PAID TO MS. GASS(1)(2)(3) ($) (e)	SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS(1) ($) (f)	COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(1)(2)(3) ($) (g)	TSR ($) (h)	PEER GROUP TSR ($) (i)	NET INCOME ($ MILLIONS) (j)	ADJUSTED EBIT(5) (k)
2025	-	16,145,173	-	26,874,901	4,529,297	6,921,026	129.91	53.31	578.1	719.0
2024	3,128,419	13,704,334	6,973,804	16,072,805	4,376,153	4,849,623	100.01	52.77	210.6	645.4
2023	15,623,233	-	10,937,841	-	12,641,859	11,084,803	85.76	55.82	249.6	554.8
2022	15,867,418	-	(5,530,077)	-	3,661,501	(417,726)	86.99	68.63	569.1	713.0
2021	16,331,831	-	33,799,905	-	4,553,330	6,965,116	143.37	112.66	553.5	712.9

Company Selected Measure Name			Adjusted EBIT
Named Executive Officers, Footnote

Charles (“Chip”) V. Bergh (First PEO) was our CEO from 2011 to January 29, 2024, and Michelle Gass (“Second PEO”) has been our CEO since that date. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Harmit Singh	Harmit Singh	Harmit Singh	Harmit Singh	Harmit Singh
Elizabeth O’Neill	Elizabeth O’Neill	Elizabeth O’Neill	Gianluca Flore	Gianluca Flore
Seth Ellison	Seth Ellison	Michelle Gass	Elizabeth O’Neill	Elizabeth O’Neill
Jennifer Sey	Seth Jaffe	Tracy Layney	David Jedrzejek	David Jedrzejek

Peer Group Issuers, Footnote			The Peer Group TSR set forth in this table utilizes the S&P 500 Apparel, Accessories and Luxury Goods, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended November 30, 2025. The comparison assumes $100 was invested for the period starting November 29, 2020, through the end of the listed year in the Company and in the S&P 500 Apparel, Accessories and Luxury Goods, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Year	SUMMARY COMPENSATION TABLE TOTAL MS. GASS ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR MS. GASS ($)	INCLUSION OF EQUITY VALUES FOR MS. GASS ($)	COMPENSATION ACTUALLY PAID TO MS. GASS ($)
2025	16,145,173	(11,274,217)	22,003,945	26,874,901

Year	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2025	4,529,297	(2,388,327)	4,780,056	6,921,026

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR MS. GASS ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR MS. GASS ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR MS. GASS ($)	TOTAL - INCLUSION OF EQUITY VALUES FOR MS. GASS ($)
2025	14,049,516	7,913,577	40,852	22,003,945

Year	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	TOTAL - AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2025	2,754,975	1,854,909	182,155	(11,983)	4,780,056

Non-PEO NEO Average Total Compensation Amount			$ 4,529,297	$ 4,376,153	$ 12,641,859	$ 3,661,501	$ 4,553,330
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,921,026	4,849,623	11,084,803	(417,726)	6,965,116
Adjustment to Non-PEO NEO Compensation Footnote

Year	SUMMARY COMPENSATION TABLE TOTAL MS. GASS ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR MS. GASS ($)	INCLUSION OF EQUITY VALUES FOR MS. GASS ($)	COMPENSATION ACTUALLY PAID TO MS. GASS ($)
2025	16,145,173	(11,274,217)	22,003,945	26,874,901

Year	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2025	4,529,297	(2,388,327)	4,780,056	6,921,026

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR MS. GASS ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR MS. GASS ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR MS. GASS ($)	TOTAL - INCLUSION OF EQUITY VALUES FOR MS. GASS ($)
2025	14,049,516	7,913,577	40,852	22,003,945

Year	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	TOTAL - AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2025	2,754,975	1,854,909	182,155	(11,983)	4,780,056

Compensation Actually Paid vs. Total Shareholder Return			PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR (11/29/2020 Indexed to $ 100)
Compensation Actually Paid vs. Net Income			PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure			PEO and Average Non-PEO NEO Compensation Actually Paid Versus Adjusted EBIT(1)
Tabular List, Table

TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following table presents the financial performance measures that the Company considers the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

PERFORMANCE MEASURES
Adjusted Earnings Before Income and Taxes (EBIT)
Net Revenues
Cash Conversion Cycle

Total Shareholder Return Amount			$ 129.91	100.01	85.76	86.99	143.37
Peer Group Total Shareholder Return Amount			53.31	52.77	55.82	68.63	112.66
Net Income (Loss)			$ 578,100,000	$ 210,600,000	$ 249,600,000	$ 569,100,000	$ 553,500,000
Company Selected Measure Amount | $ / shares			719.0	645.4	554.8	713.0	712.9
Additional 402(v) Disclosure			The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Total column set forth in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Earnings Before Income and Taxes (EBIT)
Non-GAAP Measure Description [Text Block]			We determined Adjusted EBIT to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our NEOs in 2025. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Net Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Cash Conversion Cycle
Non-PEO NEO [Member] | Average Exclusion Of Stock Awards And Option Awards For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (2,388,327)
Non-PEO NEO [Member] | Average Inclusion Of Equity Values For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,780,056
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,754,975
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,854,909
Non-PEO NEO [Member] | Average Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year For Non P E O N E O S [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			182,155
Non-PEO NEO [Member] | Average Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(11,983)
Non-PEO NEO [Member] | Total Average Inclusion Of Equity Values For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,780,056
M R. B E R G H [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,128,419		(0)		$ 15,623,233	$ 15,867,418	$ 16,331,831
PEO Actually Paid Compensation Amount	$ 6,973,804		(0)		$ 10,937,841	$ (5,530,077)	$ 33,799,905
PEO Name	Charles (“Chip”) V. Bergh				Charles (“Chip”) V. Bergh	Charles (“Chip”) V. Bergh	Charles (“Chip”) V. Bergh
Michelle Gass [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 13,704,334	16,145,173		$ (0)	$ (0)	$ (0)
PEO Actually Paid Compensation Amount		$ 16,072,805	$ 26,874,901		$ (0)	$ (0)	$ (0)
PEO Name		Michelle Gass	Michelle Gass
Michelle Gass [Member] | PEO [Member] | Exclusion Of Stock Awards And Option Awards For Ms Gass [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (11,274,217)
Michelle Gass [Member] | PEO [Member] | Inclusion Of Equity Values For Ms Gass [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			22,003,945
Michelle Gass [Member] | PEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year For Ms Gass [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,049,516
Michelle Gass [Member] | PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards For Ms Gass [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,913,577
Michelle Gass [Member] | PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year For Ms Gass [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			40,852
Michelle Gass [Member] | PEO [Member] | Total Inclusion Of Equity Values For Ms Gass [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 22,003,945